Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 10,048,262	$ 1,920,731	$ 129,297	$ 12,098,290
Cerro Colorado
Total		252,387		252,387
DeLamar
Total		585,814	$ 129,297	715,111
Dune
Total		10,064		10,064
Eden
Total		19,010		19,010
Florida Canyon
Total	$ 10,048,262	546,614		10,594,876
Marr
Total		25,999		25,999
Nevada North
Total		335,472		335,472
Red Canyon
Total		97,287		97,287
ZenoOcelot
Total		$ 48,084		$ 48,084